Notes Receivable - SPAC Sponsor Loan to MEOA (Details) - MEOA Promissory Note - USD ($)	1 Months Ended
	Sep. 30, 2022	Aug. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other commitments, description	Such note is payable upon consummation of MEOA’s initial business combination, without interest, or, at the SPAC Sponsor’s discretion, would be convertible into warrants of MEOA at a price of $1.00 per warrant. If MEOA does not complete a business combination in the required timeframe such note would be forgiven.	Such note is payable upon consummation of MEOA’s initial business combination, without interest, or, at the SPAC Sponsor’s discretion, would be convertible into warrants of MEOA at a price of $1.00 per warrant
SPAC Sponsor
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, gross	$ 500,000	$ 1,265,000